Risk Management - Disclosure of analysis of equity sensitivity (Details) - Interest rate risk - +/- 25bps - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	£ 21	£ 25
Increase (decrease) in profit for the year due to reasonable possibly decrease	(57)	(73)
Increase (decrease) in equity for the year due to reasonable possible increase	(746)	(757)
Increase (decrease) in equity for the year due to reasonable possible decrease	724	727
Taxation effects on the above
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	(5)	(5)
Increase (decrease) in profit for the year due to reasonable possibly decrease	13	15
Increase (decrease) in equity for the year due to reasonable possible increase	228	288
Increase (decrease) in equity for the year due to reasonable possible decrease	(230)	(291)
Retained earnings
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit for the year due to reasonable possibly increase	16	20
Increase (decrease) in profit for the year due to reasonable possibly decrease	£ (44)	£ (58)
Percentage of reasonably possible increase	0.30%	0.30%
Percentage of reasonably possible decrease	(0.80%)	(1.00%)
Increase (decrease) in equity for the year due to reasonable possible increase	£ 16	£ 20
Increase (decrease) in equity for the year due to reasonable possible decrease	(44)	(58)
Fair value through other comprehensive income reserve
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in equity for the year due to reasonable possible increase	(246)	(291)
Increase (decrease) in equity for the year due to reasonable possible decrease	254	302
Cash flow hedge reserve
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in equity for the year due to reasonable possible increase	(744)	(774)
Increase (decrease) in equity for the year due to reasonable possible decrease	£ 744	£ 774
Equity attributable to owners of parent
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase	1.00%	1.00%
Percentage of reasonably possible decrease	(1.00%)	(1.10%)